Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Summary of Financial Obligations

The following table summarizes Pieris AG’s financial obligations for the next five years and thereafter as of December 31, 2013:

	2014	2015	2016	2017	2018	Thereafter	Total
Convertible stockholder loan, including accrued interest	$—	$3,089,502	$—	$—	$—	$—	$3,089,502
Bank loan, including accrued interest	$206,490	$688,300	$757,130	$—	$—	$—	$1,651,920

Bridge Loan
Related-Party Interest Expense on Loans

Pieris AG recorded related-party interest expense concerning the Convertible Bridge Loans in the amounts set forth in the table below:

	Nine months ended September 30,
	2014	2013
Orbimed Private Investments III, LP	$63,955	$58,351
The Global Life Science Ventures Fund	57,709	51,778
Gilde Europe Food & Agribusiness Fund B.V.	54,158	49,921
Coöperative AAC LS U.A. (Forbion B.V.)	28,288	25,994

Sum of related party interest expense concerning the Convertible Bridge Loans	$204,110	$186,044

Pieris AG recorded related-party interest expense concerning the Bridge Loan in the amounts set forth in the table below:

	Years ended December 31,
	2013	2012
Orbimed Private Investments III, LP	$78,411	$4,430
The Global Life Science Ventures Fund	70,131	1,297
Gilde Europe Food & Agribusiness Fund B.V.	67,083	4,331
Coöperative AAC LS U.A. (Forbion B.V.)	34,930	1,879

Sum of related-party interest expense related to the Convertible Bridge Loan	$250,555	$11,937